Revenue Recognition (Details) - Schedule of consolidated balance sheet data - SoundHound, Inc. [Member] $ in Thousands	Jan. 31, 2019 USD ($)
Balance as of December 31, 2018 [Member]
Accounts
Unbilled accounts receivable $	$ 459
Accounts receivable	754
Deferred costs – App Store commissions	39
Contract liability	7,161
Accumulated deficit $	161,368
Impact of 606 Restatement Adjustment [Member]
Accounts
Unbilled accounts receivable $	(85)
Accounts receivable	982
Deferred costs – App Store commissions	(88)
Contract liability	7,756
Accumulated deficit $	6,947
Balance as of January 1, 2019 – as restated [Member]
Accounts
Unbilled accounts receivable $	374
Accounts receivable	1,736
Deferred costs – App Store commissions	(49)
Contract liability	14,917
Accumulated deficit $	$ 168,315